As filed with the Securities and Exchange Commission on October 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

Cushing Royalty & Income Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

The Cushing Royalty & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2013

Common Stock - 13.4% (1)	Shares	Fair Value
Crude Oil & Refined Products - 1.7% (1)
United States - 1.7% (1)
Berry Petroleum Company	71,400	$2,938,110

Upstream - 11.7% (1)
Canada - 11.7% (1)
Arc Resources LTD(2)	176,959	4,237,070
Crescent Point Energy Corporation(2)	217,062	7,917,518
Enerplus Corporation(2)	516,074	8,571,989
		20,726,577

Total Common Stock (Cost $24,419,273)		$23,664,687

Master Limited Partnerships and Related Companies - 78.2% (1)
Coal - 0.8% (1)
United States - 0.8% (1)
Natural Resource Partners, L.P.	74,584	$1,462,592

Crude Oil & Refined Products - 1.4% (1)
United States - 1.4% (1)
Delek Logistics Partners, L.P.	82,200	2,433,120

Natural Gas Gatherers & Processors - 1.6% (1)
United States - 1.6% (1)
PVR Partners, L.P.	121,900	2,829,299

Other - 0.3% (1)
United States - 0.3% (1)
Calumet Specialty Products Partners, L.P.	17,446	533,324

Shipping - 1.5% (1)
Republic of the Marshall Islands - 1.5% (1)
Capital Product Partners, L.P.	299,148	2,650,451

Upstream - 71.7% (1)
United States - 71.7% (1)
Atlas Resource Partners, L.P.	187,187	3,884,130
BreitBurn Energy Partners, L.P. (2)	911,077	16,098,731
Dorchester Minerals, L.P. (2)	212,560	5,099,315
EV Energy Partners, L.P.	107,400	3,919,026
Legacy Reserves, L.P. (2)	661,679	17,852,100
Linn Energy, LLC (2)	547,911	13,210,134
LRR Energy, L.P. (2)	134,305	2,021,290
Memorial Production Partners, L.P. (2)	649,343	13,142,702
MID-CON Energy Partners, L.P. (2)	686,356	16,362,727
QR Energy, L.P. (2)	1,039,838	17,115,734
Vanguard Natural Resources, LLC (2)	656,336	18,016,423
		126,722,312
Variable Distribution - 0.9% (1)
United States - 0.9% (1)
Northern Tier Energy, L.P.	74,088	1,543,253

Total Master Limited Partnerships and Related Companies (Cost $136,168,142)		$138,174,351

Royalty Trusts - 6.3% (1)
Upstream - 6.3% (1)
United States - 6.3% (1)
Hugoton Royalty Trust	271,341	$2,170,728
Pacific Coast Oil Trust	494,490	8,984,883
Total US Royalty Trusts (Cost $12,049,893)		$11,155,611

	Principal
Senior Notes - 1.7% (1)	Amount
Upstream - 1.7% (1)
United States - 1.7% (1)
BreitBurn Energy Partners, L.P., 7.875%, due 04/15/2022	1,000,000	$995,000
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	2,010,000
Total Senior Notes (Cost $3,095,000)		$3,005,000

Short-Term Investments - Investment Companies - 4.4% (1)	Shares
United States - 4.4% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (3)	1,541,059	1,541,059
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (3)	1,541,059	1,541,059
Fidelity Money Market Portfolio - Institutional Class, 0.05% (3)	1,541,059	1,541,059
First American Government Obligations Fund - Class Z, 0.02% (3)	1,541,059	1,541,059
Invesco STIC Prime Portfolio, 0.02% (3)	1,541,060	1,541,060
Total Short-Term Investments (Cost $7,705,296)		$7,705,296

Total Investments - 104.0% (1) (Cost $183,437,604)		$183,704,945
Liabilities in Excess of Other Assets - (4.0)% (1)		(7,106,693)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$176,598,252

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3)	Rate reported is the current yield as of August 31, 2013.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$181,272,661
Gross unrealized appreciation	6,534,735
Gross unrealized depreciation	(4,102,451)
Net unrealized appreciation	$2,432,284

* The above table only reflects tax adjustments through November 30, 2012.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Royalty & Income Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2013	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$23,664,687	$23,664,687	$-	$-
Master Limited Partnerships and Related Companies (a)	138,174,351	138,174,351	-	-
US Royalty Trusts (a)	11,155,611	11,155,611	-	-
Total Equity Securities	172,994,649	172,994,649	-	-

Notes Senior Notes(a)	3,005,000	-	3,005,000	-
Total Notes	3,005,000	-	3,005,000	-
Other
Short-Term Investments	7,705,296	7,705,296	-	-
Total Other	7,705,296	7,705,296	-	-
Total	$183,704,945	$180,699,945	$3,005,000	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2013.

There were no transfers between any levels during the period ended August 31, 2013.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Royalty & Income Fund

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date        October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date        October 28, 2013

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date        October 28, 2013